STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the Company's stock option activity is as follows:
Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value

Outstanding as of January 1, 2016	150,000	$1.05	1.33	$-
Granted	-	-		-
Exercised	-	-		-
Forfeited / Expired	-	-		-
Outstanding as of December 31, 2016	150,000	$1.05	0.33	$-